PROPERTY AND EQUIPMENT - Disclosure of detailed information about property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	$ 2,351
Balance, end of year	2,371	$ 2,351
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	8,840	7,636
Additions	1,231	1,204
Balance, end of year	10,071	8,840
Depreciation and impairment losses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	6,489	5,508
Depreciation for the year	1,211	981
Balance, end of year	7,700	6,489
Computer hardware [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	883
Balance, end of year	1,051	883
Computer hardware [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	3,799	3,135
Additions	705	664
Balance, end of year	4,504	3,799
Computer hardware [Member] | Depreciation and impairment losses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	2,916	2,547
Depreciation for the year	537	369
Balance, end of year	3,453	2,916
Computer software [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	412
Balance, end of year	495	412
Computer software [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	2,642	2,209
Additions	409	433
Balance, end of year	3,051	2,642
Computer software [Member] | Depreciation and impairment losses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	2,230	1,967
Depreciation for the year	326	263
Balance, end of year	2,556	2,230
Furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	251
Balance, end of year	246	251
Furniture and fixtures [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	1,104	1,078
Additions	103	26
Balance, end of year	1,207	1,104
Furniture and fixtures [Member] | Depreciation and impairment losses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	853	743
Depreciation for the year	108	110
Balance, end of year	961	853
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	805
Balance, end of year	579	805
Leasehold improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	1,295	1,214
Additions	14	81
Balance, end of year	1,309	1,295
Leasehold improvements [Member] | Depreciation and impairment losses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	490	251
Depreciation for the year	240	239
Balance, end of year	$ 730	$ 490